Employment Benefits	6 Months Ended
Jun. 30, 2026
Employment Benefits [Abstract]
Employment benefits

27. Employment benefits

Defined contribution plan

The cost of pension contributions during the six months ended June 30, 2026 and 2025 is made up as follows:

	June 30, 2026	June 30, 2025
	(Unaudited)	(Unaudited)
Contributions for the period	$385	$343

National Social Security Scheme

A subsidiary of the Group, Bulawayo Mining Company (Private) Limited, makes contributions to the National Social Security Scheme, a defined benefit pension scheme promulgated under the National Social Security Act of 1989. The Group’s obligation under the scheme is limited to specific contributions legislated from time to time:

	June 30, 2026	June 30, 2025
	(Unaudited)	(Unaudited)
Contributions for the period	$226	$143

In the fourth quarter of 2025, the Group hired new employees in the United States who participate in a defined contribution 401(k) retirement plan, under which the Company contributes 4% of base salary; employer contributions are recognized as an expense as incurred, with no further obligation beyond the agreed contributions. During the second half of 2025, the Company introduced a retirement annuity contribution arrangement for its South African employees, under which the Company contributes 5% of employees’ pensionable remuneration.